VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 63.2%
		Communication Services: 4.1%
15,749	(1)	Charter Communications, Inc.	$11,458,343	0.9
179,925		Comcast Corp. – Class A	10,063,205	0.8
18,280	(1)	NetFlix, Inc.	11,157,015	0.8
3,422,735		Vodafone Group PLC	5,208,348	0.4
93,373	(1)	Walt Disney Co.	15,795,910	1.2
			53,682,821	4.1

		Consumer Discretionary: 5.1%
5,099	(1)	Booking Holdings, Inc.	12,104,363	0.9
536,225	(1)	General Motors Co.	28,264,420	2.2
1,263,882		Kingfisher PLC	5,705,008	0.5
161,848	(1)	Las Vegas Sands Corp.	5,923,637	0.4
210,285		TJX Cos., Inc.	13,874,604	1.1
			65,872,032	5.1

		Consumer Staples: 3.4%
175,797		Diageo PLC	8,511,214	0.7
200,688		Philip Morris International, Inc.	19,023,215	1.5
109,260		Sysco Corp.	8,576,910	0.6
230,369	(1)	US Foods Holding Corp.	7,984,590	0.6
			44,095,929	3.4

		Energy: 4.4%
215,965		Canadian Natural Resources Ltd.	7,896,210	0.6
111,687		Chevron Corp.	11,330,646	0.9
231,184		ConocoPhillips	15,667,340	1.2
372,083		Devon Energy Corp.	13,212,667	1.0
57,182		Pioneer Natural Resources Co.	9,521,375	0.7
			57,628,238	4.4

		Financials: 15.3%
85,028		American Express Co.	14,244,741	1.1
403,762		American International Group, Inc.	22,162,496	1.7
624,035		Bank of America Corp.	26,490,286	2.0
155,177		Charles Schwab Corp.	11,303,093	0.9
436,721		Citizens Financial Group, Inc.	20,517,153	1.6
46,782		Goldman Sachs Group, Inc.	17,684,999	1.4
187,284		Morgan Stanley	18,224,606	1.4
60,831		PNC Financial Services Group, Inc.	11,900,977	0.9
271,451		Truist Financial Corp.	15,920,601	1.2
708,054		Wells Fargo & Co.	32,860,786	2.5
31,063		Willis Towers Watson PLC	7,220,905	0.6
			198,530,643	15.3

		Health Care: 9.3%
27,379		Anthem, Inc.	10,206,891	0.8
201,788		Bristol-Myers Squibb Co.	11,939,796	0.9
50,401		Cigna Corp.	10,088,264	0.8
102,648		CVS Health Corp.	8,710,709	0.7
340,718		GlaxoSmithKline PLC	6,430,430	0.5
41,865		Johnson & Johnson	6,761,197	0.5
50,715		McKesson Corp.	10,111,557	0.8
93,152		Medtronic PLC	11,676,603	0.9
175,334		Merck & Co., Inc.	13,169,337	1.0
152,682		Pfizer, Inc.	6,566,853	0.5
113,409		Sanofi	10,917,171	0.9
44,981		Universal Health Services, Inc.	6,224,021	0.5
49,025		Zimmer Biomet Holdings, Inc.	7,175,299	0.5
			119,978,128	9.3

		Industrials: 7.9%
577,608		CSX Corp.	17,178,062	1.3
81,886		Emerson Electric Co.	7,713,661	0.6
52,824		General Dynamics Corp.	10,355,089	0.8
211,203		Johnson Controls International plc	14,378,700	1.1
27,929		Parker Hannifin Corp.	7,809,507	0.6
94,214		Quanta Services, Inc.	10,723,437	0.8
230,584		Raytheon Technologies Corp.	19,821,001	1.5
211,511		Textron, Inc.	14,765,583	1.2
			102,745,040	7.9

		Information Technology: 7.9%
327,792		Cisco Systems, Inc.	17,841,719	1.4
291,180		Cognizant Technology Solutions Corp.	21,608,468	1.7
177,570		Corning, Inc.	6,479,529	0.5
84,833	(1)	Fiserv, Inc.	9,204,381	0.7
271,940		Intel Corp.	14,488,963	1.1
46,669		NXP Semiconductor NV - NXPI - US	9,141,057	0.7
75,179		Qualcomm, Inc.	9,696,587	0.7
44,167	(1)	Splunk, Inc.	6,391,407	0.5
59,765		TE Connectivity Ltd.	8,200,953	0.6
			103,053,064	7.9

		Materials: 2.1%
215,594	(1)	Axalta Coating Systems Ltd.	6,293,189	0.5
322,224		Barrick Gold Corp.	5,816,143	0.4
262,209		Corteva, Inc.	11,033,755	0.9
63,974		Dow, Inc.	3,682,343	0.3
			26,825,430	2.1

		Real Estate: 1.8%
242,717	(1)	CBRE Group, Inc.	23,630,927	1.8

		Utilities: 1.9%
82,904		American Electric Power Co., Inc.	6,730,147	0.5
41,489		Duke Energy Corp.	4,048,912	0.3
142,207		Exelon Corp.	6,874,286	0.6
182,128		FirstEnergy Corp.	6,487,399	0.5
			24,140,744	1.9

	Total Common Stock
	(Cost $603,847,636)		820,182,996	63.2

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.9%
		Energy: 0.5%
140,612	(1),(2)	El Paso Energy Capital Trust I	$6,967,325	0.5

		Financials: 0.4%
75,900	(1)	AMG Capital Trust II	4,516,050	0.4
4,000	(1),(2),(3)	Wells Fargo & Co.	109,400	0.0
			4,625,450	0.4

	Total Preferred Stock
	(Cost $10,847,296)		11,592,775	0.9

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 11.9%
		Basic Materials: 0.1%
441,000	(4)	LYB Finance Co. BV, 8.100%, 03/15/2027	579,413	0.1
195,000		International Paper Co., 6.000%, 11/15/2041	273,226	0.0
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	199,723	0.0
211,000		Sherwin-Williams Co/The, 4.500%, 06/01/2047	256,183	0.0
			1,308,545	0.1

		Communications: 1.3%
2,307,000		Amazon.com, Inc., 2.875%, 05/12/2041	2,382,656	0.2
455,000		America Movil SAB de CV, 4.375%, 07/16/2042	545,716	0.0
837,000		AT&T, Inc., 3.000%, 06/30/2022	849,684	0.1
125,000		AT&T, Inc., 3.500%, 09/15/2053	123,961	0.0
334,000		AT&T, Inc., 3.550%, 09/15/2055	330,045	0.0
533,000		AT&T, Inc., 4.300%, 02/15/2030	611,967	0.0
958,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	915,707	0.1
1,635,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	1,676,736	0.1
171,000	(4)	Comcast Corp., 2.887%, 11/01/2051	164,310	0.0
283,000	(4)	Comcast Corp., 2.937%, 11/01/2056	267,830	0.0
910,000		Comcast Corp., 3.900%, 03/01/2038	1,034,412	0.1
1,055,000		Comcast Corp., 4.150%, 10/15/2028	1,213,970	0.1
188,000	(4)	Cox Communications, Inc., 2.950%, 10/01/2050	177,105	0.0
910,000		Rogers Communications, Inc., 4.300%, 02/15/2048	1,017,366	0.1
415,000	(5)	Rogers Communications, Inc., 4.500%, 03/15/2043	475,544	0.0
390,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	454,405	0.0
860,000		Telefonica Emisiones SAU, 5.213%, 03/08/2047	1,074,874	0.1
714,000	(4)	T-Mobile USA, Inc., 3.400%, 10/15/2052	697,776	0.1
539,000		Verizon Communications, Inc., 3.400%, 03/22/2041	563,418	0.0
535,000		Verizon Communications, Inc., 4.400%, 11/01/2034	634,232	0.1
833,000		Verizon Communications, Inc., 4.812%, 03/15/2039	1,034,425	0.1
1,350,000		Walt Disney Co/The, 3.000%, 09/15/2022	1,385,299	0.1
			17,631,438	1.3

		Consumer, Cyclical: 0.8%
491,469		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 04/01/2028	501,664	0.0
595,000		Dollar General Corp., 3.250%, 04/15/2023	617,080	0.0
563,000		General Motors Co., 6.600%, 04/01/2036	756,723	0.1
713,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	815,174	0.1
1,920,000		Home Depot, Inc./The, 2.625%, 06/01/2022	1,947,038	0.2
740,000		Starbucks Corp., 3.550%, 08/15/2029	820,310	0.1
2,400,000		Toyota Motor Credit Corp., 2.600%, 01/11/2022	2,415,622	0.2
242,500		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	256,374	0.0
586,639		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	618,251	0.0
515,207		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	545,091	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
737,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	$854,856	0.1
			10,148,183	0.8

		Consumer, Non-cyclical: 1.6%
1,299,000		AbbVie, Inc., 4.050%, 11/21/2039	1,494,331	0.1
1,137,000		AbbVie, Inc., 4.500%, 05/14/2035	1,360,589	0.1
185,000		AbbVie, Inc., 4.850%, 06/15/2044	233,018	0.0
1,273,000		Altria Group, Inc., 5.800%, 02/14/2039	1,567,195	0.1
1,475,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	1,783,812	0.1
216,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	265,916	0.0
2,770,000		AstraZeneca PLC, 2.375%, 06/12/2022	2,806,836	0.2
498,000	(4)	Bayer US Finance II LLC, 4.375%, 12/15/2028	564,253	0.1
981,000	(4)	Bayer US Finance LLC, 3.000%, 10/08/2021	981,283	0.1
218,000		Becton Dickinson & Co., 4.875%, 05/15/2044	258,239	0.0
654,000		Bristol-Myers Squibb Co., 4.125%, 06/15/2039	786,167	0.1
107,000		Cigna Corp., 4.800%, 08/15/2038	131,058	0.0
620,000		CVS Health Corp., 3.375%, 08/12/2024	661,805	0.1
405,289		CVS Pass-Through Trust, 6.036%, 12/10/2028	473,168	0.0
1,975,000		Gilead Sciences, Inc., 3.250%, 09/01/2022	2,019,520	0.2
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	118,163	0.0
1,232,000	(4)	Heineken NV, 3.500%, 01/29/2028	1,346,806	0.1
240,000		Ingredion, Inc., 6.625%, 04/15/2037	334,279	0.0
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	518,594	0.0
92,000		Mead Johnson Nutrition Co., 4.125%, 11/15/2025	102,494	0.0
413,000		Medtronic, Inc., 4.375%, 03/15/2035	508,248	0.0
513,000		Molson Coors Beverage Co., 4.200%, 07/15/2046	568,811	0.1
555,000		Pfizer, Inc., 2.200%, 12/15/2021	557,267	0.1
275,000		Philip Morris International, Inc., 3.600%, 11/15/2023	293,196	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/2043	1,007,165	0.1
155,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	171,296	0.0
79,000		Zoetis, Inc., 4.700%, 02/01/2043	100,668	0.0
			21,014,177	1.6

		Energy: 1.1%
927,000		BP Capital Markets America, Inc., 2.939%, 06/04/2051	878,029	0.1
612,000	(4)	Cameron LNG LLC, 3.701%, 01/15/2039	678,383	0.0
1,275,000		Chevron Corp., 2.498%, 03/03/2022	1,284,890	0.1
570,000		Chevron USA, Inc., 5.250%, 11/15/2043	769,371	0.1
392,000		ConocoPhillips Co., 4.150%, 11/15/2034	448,796	0.0
182,000		Energy Transfer L.P., 4.200%, 09/15/2023	193,368	0.0
570,000		Energy Transfer L.P., 4.900%, 03/15/2035	654,709	0.0
723,000		Energy Transfer L.P., 5.000%, 05/15/2050	835,635	0.1
835,000		Energy Transfer L.P., 5.300%, 04/01/2044	969,118	0.1
833,000		Enterprise Products Operating LLC, 4.250%, 02/15/2048	945,310	0.1
250,000		Cenovus Energy, Inc., 3.950%, 04/15/2022	252,539	0.0
700,000		Kinder Morgan, Inc., 5.300%, 12/01/2034	864,733	0.1
2,340,000		MPLX L.P., 4.500%, 07/15/2023	2,478,106	0.2
973,000		MPLX L.P., 4.500%, 04/15/2038	1,087,571	0.1
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/2022	298,902	0.0
858,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	1,009,194	0.1
215,000		Texas Eastern Transmission L.P., 7.000%, 07/15/2032	298,124	0.0
			13,946,778	1.1

		Financial: 4.3%
231,000		Air Lease Corp., 3.000%, 09/15/2023	240,156	0.0
1,870,000		Air Lease Corp., 4.250%, 09/15/2024	2,030,651	0.2
885,000		Aircastle Ltd., 4.400%, 09/25/2023	942,714	0.1
410,000	(5)	Allstate Corp./The, 3.280%, 12/15/2026	449,582	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
393,000		American Equity Investment Life Holding Co., 5.000%, 06/15/2027	$452,984	0.0
543,000		American Express Co., 3.625%, 12/05/2024	589,204	0.0
1,140,000		American International Group, Inc., 4.375%, 01/15/2055	1,400,428	0.1
831,000		American Tower Corp., 1.600%, 04/15/2026	834,737	0.1
455,000	(4)	ANZ New Zealand Int'l Ltd./London, 2.875%, 01/25/2022	458,888	0.0
440,000	(4)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	476,041	0.0
285,000	(4)	Athene Global Funding, 2.750%, 06/25/2024	299,196	0.0
1,555,000	(4)	Athene Global Funding, 4.000%, 01/25/2022	1,573,333	0.1
305,000	(4)	Aviation Capital Group LLC, 2.875%, 01/20/2022	306,603	0.0
1,095,000	(4)	Aviation Capital Group LLC, 4.875%, 10/01/2025	1,208,211	0.1
720,000		Bank of America Corp., 3.248%, 10/21/2027	777,883	0.1
725,000	(4)	BBVA Bancomer SA/Texas, 4.375%, 04/10/2024	783,000	0.1
765,000		Brookfield Asset Management, Inc., 4.000%, 01/15/2025	831,569	0.1
1,140,000		Capital One Financial Corp., 3.200%, 01/30/2023	1,180,516	0.1
130,000	(4)	Carlyle Holdings Finance LLC, 3.875%, 02/01/2023	135,483	0.0
630,000	(3)	Citigroup, Inc., 3.668%, 07/24/2028	692,941	0.1
1,930,000		Citigroup, Inc., 4.000%, 08/05/2024	2,094,207	0.2
520,000		Citigroup, Inc., 4.750%, 05/18/2046	653,839	0.1
260,000		Citigroup, Inc., 5.300%, 05/06/2044	346,507	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/2043	854,632	0.1
472,000	(4)	Credit Suisse AG, 6.500%, 08/08/2023	517,630	0.0
1,348,000		Crown Castle International Corp., 2.500%, 07/15/2031	1,347,948	0.1
60,000		Crown Castle International Corp., 4.750%, 05/15/2047	73,703	0.0
2,088,000	(4)	Delaware Life Global Funding, 2.662%, 06/29/2026	2,135,763	0.2
620,000		Discover Bank, 3.350%, 02/06/2023	642,448	0.0
2,275,000		EPR Properties, 4.750%, 12/15/2026	2,493,262	0.2
307,000	(3)	Goldman Sachs Group, Inc./The, 2.908%, 07/21/2042	303,094	0.0
820,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	908,529	0.1
835,000		Office Properties Income Trust, 4.000%, 07/15/2022	854,431	0.1
755,000	(4)	Guardian Life Global Funding, 2.900%, 05/06/2024	800,192	0.1
240,000		Service Properties Trust, 5.000%, 08/15/2022	241,800	0.0
1,790,000	(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,867,669	0.1
670,000	(4)	Jackson National Life Global Funding, 2.100%, 10/25/2021	670,729	0.1
620,000	(4)	Jackson National Life Global Funding, 3.250%, 01/30/2024	656,685	0.1
550,000		JPMorgan Chase & Co., 3.200%, 06/15/2026	594,425	0.0
665,000	(3)	JPMorgan Chase & Co., 3.451%, 12/31/2199	667,510	0.1
1,270,000	(3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,382,496	0.1
1,270,000	(3)	JPMorgan Chase & Co., 3.897%, 01/23/2049	1,459,685	0.1
675,000	(3)	JPMorgan Chase & Co., 4.260%, 02/22/2048	814,905	0.1
443,000	(4)	KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	573,338	0.0
950,000	(4)	Liberty Mutual Group, Inc., 3.950%, 05/15/2060	1,057,426	0.1
587,000		Lifestorage L.P./CA, 3.500%, 07/01/2026	640,784	0.0
285,000		Markel Corp., 5.000%, 03/30/2043	344,302	0.0
525,000		Markel Corp., 5.000%, 05/20/2049	680,932	0.1
2,360,000	(4)	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	2,552,727	0.2
1,040,000		Morgan Stanley, 4.000%, 07/23/2025	1,146,273	0.1
1,000,000	(4)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	1,259,366	0.1
590,000		PartnerRe Finance B LLC, 3.700%, 07/02/2029	651,316	0.0
755,000		PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	837,126	0.1
1,780,000	(4)	Protective Life Global Funding, 2.615%, 08/22/2022	1,817,784	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
200,000		Regency Centers L.P., 2.950%, 09/15/2029	$210,085	0.0
300,000		Regency Centers L.P., 4.650%, 03/15/2049	367,258	0.0
259,000		Reinsurance Group of America, Inc., 4.700%, 09/15/2023	278,677	0.0
805,000	(4)	Societe Generale SA, 5.000%, 01/17/2024	869,827	0.1
670,000		Synchrony Financial, 3.950%, 12/01/2027	739,589	0.1
445,000		Travelers Cos, Inc., 4.600%, 08/01/2043	576,910	0.0
585,000	(4)	UBS Group AG, 4.125%, 04/15/2026	652,286	0.1
410,000		US Bancorp, 3.100%, 04/27/2026	442,924	0.0
965,000		Wells Fargo & Co., 3.550%, 09/29/2025	1,051,754	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/2026	523,745	0.0
300,000		Wells Fargo & Co., 4.650%, 11/04/2044	368,015	0.0
315,000		Willis North America, Inc., 3.600%, 05/15/2024	336,211	0.0
350,000		WR Berkley Corp., 4.625%, 03/15/2022	356,702	0.0
			56,381,566	4.3

		Industrial: 0.9%
970,000		Avnet, Inc., 4.625%, 04/15/2026	1,082,502	0.1
1,585,000		Boeing Co/The, 5.805%, 05/01/2050	2,116,478	0.2
900,000		Burlington Northern Santa Fe LLC, 3.050%, 03/15/2022	905,053	0.1
330,000		CSX Corp., 5.500%, 04/15/2041	445,222	0.0
1,015,000		Deere & Co., 2.600%, 06/08/2022	1,025,692	0.1
295,000		FedEx Corp., 4.900%, 01/15/2034	363,968	0.0
461,000		Honeywell International, Inc., 0.483%, 08/19/2022	461,119	0.0
459,000		Norfolk Southern Corp., 3.400%, 11/01/2049	490,791	0.1
703,000		Packaging Corp. of America, 4.500%, 11/01/2023	752,859	0.1
285,000		Precision Castparts Corp., 2.500%, 01/15/2023	291,486	0.0
345,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	418,123	0.0
262,000		Rockwell Automation, Inc., 1.750%, 08/15/2031	255,754	0.0
970,000		Union Pacific Corp., 3.200%, 05/20/2041	1,023,508	0.1
157,000		Union Pacific Corp., 3.646%, 02/15/2024	166,895	0.0
375,000		Union Pacific Corp., 3.839%, 03/20/2060	430,998	0.0
730,000		Union Pacific Corp., 4.150%, 01/15/2045	840,282	0.1
330,000		United Parcel Service, Inc., 3.400%, 11/15/2046	365,566	0.0
			11,436,296	0.9

		Technology: 1.2%
1,146,000		Apple, Inc., 2.150%, 02/09/2022	1,154,380	0.1
435,000		Apple, Inc., 3.350%, 02/09/2027	479,953	0.0
1,030,000	(4)	Broadcom, Inc., 3.469%, 04/15/2034	1,061,593	0.1
910,000		Dell International LLC / EMC Corp., 5.450%, 06/15/2023	976,276	0.1
35,000		Dell International LLC / EMC Corp., 8.350%, 07/15/2046	56,873	0.0
1,630,000		Fiserv, Inc., 3.800%, 10/01/2023	1,733,245	0.1
1,385,000		International Business Machines Corp., 2.875%, 11/09/2022	1,423,714	0.1
1,152,000	(4)	Marvell Technology, Inc., 2.450%, 04/15/2028	1,174,364	0.1
200,000		Micron Technology, Inc., 4.663%, 02/15/2030	231,105	0.0
649,000		Microsoft Corp., 3.500%, 02/12/2035	748,100	0.1
1,805,000	(4)	NXP BV / NXP Funding LLC, 3.875%, 09/01/2022	1,859,020	0.1
795,000	(4)	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	920,563	0.1
985,000		Oracle Corp., 3.600%, 04/01/2040	1,023,037	0.1
1,000,000		salesforce.com, Inc., 2.700%, 07/15/2041	998,241	0.1
285,000		Texas Instruments, Inc., 2.625%, 05/15/2024	298,955	0.0
1,441,000		VMware, Inc., 1.000%, 08/15/2024	1,446,019	0.1
			15,585,438	1.2

		Utilities: 0.6%
620,000	(4)	Electricite de France SA, 4.875%, 01/22/2044	784,110	0.1
345,000		Georgia Power Co., 3.700%, 01/30/2050	368,852	0.0
2,410,000		NextEra Energy Capital Holdings, Inc., 0.650%, 03/01/2023	2,418,677	0.2
703,000		NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	771,719	0.1
760,000		NiSource, Inc., 4.375%, 05/15/2047	903,977	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
605,000		Oglethorpe Power Corp., 4.550%, 06/01/2044	$694,216	0.0
667,000		Sempra Energy, 3.800%, 02/01/2038	738,991	0.1
529,000		Xcel Energy, Inc., 0.500%, 10/15/2023	529,726	0.0
274,000		Xcel Energy, Inc., 3.500%, 12/01/2049	292,854	0.0
			7,503,122	0.6

	Total Corporate Bonds/Notes
	(Cost $142,314,197)		154,955,543	11.9

MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
317,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/2057	484,318	0.0

	Total Municipal Bonds
	(Cost $317,000)		484,318	0.0

U.S. TREASURY OBLIGATIONS: 10.4%
		U.S. Treasury Bonds: 1.0%
4,808,700		1.750%,08/15/2041	4,598,319	0.4
7,366,900		2.375%,05/15/2051	7,864,166	0.6
425,000		4.500%,02/15/2036	580,872	0.0
			13,043,357	1.0

		U.S. Treasury Notes: 9.4%
11,135,000	(5)	0.125%,08/31/2023	11,106,293	0.8
26,887,000	(5)	0.375%,09/15/2024	26,773,571	2.1
49,714,800		0.750%,08/31/2026	49,190,464	3.8
22,156,000		1.125%,08/31/2028	21,898,090	1.7
13,092,900		1.250%,08/15/2031	12,776,829	1.0
			121,745,247	9.4

	Total U.S. Treasury Obligations
	(Cost $136,380,335)		134,788,604	10.4

CONVERTIBLE BONDS/NOTES: 8.2%
		Communications: 4.2%
438,000	(5)	Booking Holdings, Inc., 0.750%, 05/01/2025	645,393	0.1
2,687,000	(4),(6)	Cable One, Inc., 0.360%, 03/15/2026	2,644,008	0.2
1,283,000	(4)	Cable One, Inc., 1.125%, 03/15/2028	1,308,185	0.1
3,989,000		Trip.com Group Ltd., 1.250%, 09/15/2022	3,807,020	0.3
7,840,000		DISH Network Corp., 3.375%, 08/15/2026	8,169,280	0.6
1,319,000		Finisar Corp., 0.500%, 12/15/2036	1,317,298	0.1
2,501,000		FireEye, Inc., 1.000%, 06/01/2035	2,468,659	0.2
2,692,000	(5)	FireEye, Inc., 1.625%, 06/01/2035	2,702,261	0.2
2,642,000	(4)	Liberty Broadband Corp., 1.250%, 09/30/2050	2,696,161	0.2
2,950,000		Liberty Latin America Ltd., 2.000%, 07/15/2024	3,009,000	0.2
9,559,000		Liberty Media Corp., 1.375%, 10/15/2023	13,062,023	1.0
673,000		Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/2023	957,800	0.1
3,000,000		Shopify, Inc., 0.125%, 11/01/2025	3,687,000	0.3
338,000	(4)	TripAdvisor, Inc., 0.250%, 04/01/2026	307,242	0.0
2,009,000	(4),(6)	Twitter, Inc., 1.560%, 03/15/2026	1,875,079	0.2
2,327,000		Viavi Solutions, Inc., 1.000%, 03/01/2024	3,033,826	0.2
2,486,000		Viavi Solutions, Inc., 1.750%, 06/01/2023	3,122,996	0.2
			54,813,231	4.2

		Consumer, Cyclical: 0.7%
1,697,000	(4),(5)	JetBlue Airways Corp., 0.500%, 04/01/2026	1,671,280	0.1
2,264,000		Live Nation Entertainment, Inc., 2.500%, 03/15/2023	3,277,494	0.3
2,715,000	(4),(6)	Peloton Interactive, Inc., 2.820%, 02/15/2026	2,403,551	0.2
1,154,000		Spirit Airlines, Inc., 1.000%, 05/15/2026	1,086,971	0.1
			8,439,296	0.7

		Consumer, Non-cyclical: 1.1%
2,041,000		Integra LifeSciences Holdings Corp., 0.500%, 08/15/2025	2,252,244	0.2
1,699,000		Jazz Investments I Ltd., 2.000%, 06/15/2026	1,969,778	0.2
2,257,000		Neurocrine Biosciences, Inc., 2.250%, 05/15/2024	3,014,949	0.2
936,000		Pacira BioSciences, Inc., 0.750%, 08/01/2025	1,012,050	0.1
263,000		Pacira BioSciences, Inc., 2.375%, 04/01/2022	273,027	0.0
1,323,000		Supernus Pharmaceuticals, Inc., 0.625%, 04/01/2023	1,306,463	0.1
380,000	(4)	Tandem Diabetes Care, Inc., 1.500%, 05/01/2025	486,982	0.0
3,735,000		Teladoc Health, Inc., 1.250%, 06/01/2027	3,770,245	0.3
			14,085,738	1.1

		Financial: 0.4%
2,241,000		BofA Finance LLC, 0.125%, 09/01/2022	2,718,333	0.2
2,535,000	(4),(6)	Redfin Corp., 0.000%, 10/15/2025	2,538,495	0.2
			5,256,828	0.4

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
		Technology: 1.8%
4,077,000	(4),(6)	Dropbox, Inc., 0.000%, 03/01/2026	$4,278,936	0.3
4,780,000	(5)	Microchip Technology, Inc., 0.125%, 11/15/2024	5,427,426	0.4
5,169,000		Splunk, Inc., 1.125%, 06/15/2027	5,094,696	0.4
2,444,000		Western Digital Corp., 1.500%, 02/01/2024	2,475,870	0.2
6,632,000	(4),(6)	Zynga, Inc., 0.570%, 12/15/2026	6,437,185	0.5
			23,714,113	1.8

	Total Convertible Bonds/Notes
	(Cost $95,732,618)		106,309,206	8.2

EQUITY-LINKED NOTES: 1.0%
		Financial: 1.0%
4,397,000	(4),(7)	Credit Suisse AG, Convertible Basket (Basket of 5 Common Stocks), 0.500%, 06/24/2024	4,318,733	0.4
6,746,000	(7)	GS Finance Corp (Guarantor: The Goldman Sachs Group, Inc.), Exchangeable Basket (Basket of 5 Common Stocks), 0.250%, 07/08/2024	8,108,692	0.6

	Total Equity-Linked Notes
	(Cost $11,143,000)		12,427,425	1.0

STRUCTURED NOTES: 1.1%
		Financial: 1.1%
6,016,000	(7)	Wells Fargo Bank N.A., Convertible Trust - Energy Series 2019-1 (Linked to a basket of 4 Stocks), 0.330%, 09/19/2024	6,511,117	0.5
5,968,000	(7)	Wells Fargo Bank N.A., Convertible Trust - Media Series 2019-1 (Linked to a basked of 3 Stocks), 0.250%, 12/04/2024	7,362,721	0.6

	Total Structured Notes
	(Cost $12,373,936)		13,873,838	1.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
		Federal National Mortgage Association: 0.1%(8)
915,000		6.625%,11/15/2030	1,307,326	0.1

	Total U.S. Government Agency Obligations
	(Cost $1,003,163)		1,307,326	0.1

	Total Long-Term Investments
	(Cost $1,013,959,181)		1,255,922,031	96.8

SHORT-TERM INVESTMENTS: 5.8%
		Repurchase Agreements: 2.4%
7,711,990	(9)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $7,712,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%-9.500%, Market Value plus accrued interest $7,866,230, due 11/01/21-07/20/71)	7,711,990	0.6
3,080,854	(9)	Citadel Securities LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $3,080,861, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $3,142,493, due 10/12/21-08/15/51)	3,080,854	0.2
4,416,504	(9)	Daiwa Capital Markets, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $4,416,510, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $4,504,834, due 11/15/21-10/01/51)	4,416,504	0.4
2,634,984	(9)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $2,634,988, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-7.500%, Market Value plus accrued interest $2,687,688, due 08/01/23-07/20/71)	2,634,984	0.2

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
8,335,194	(9)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $8,335,205, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $8,501,898, due 10/31/21-05/01/58)	$8,335,194	0.7
4,406,137	(9)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $4,406,149, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,494,390, due 07/15/23-02/15/48)	4,406,137	0.3

	Total Repurchase Agreements
	(Cost $30,585,663)		30,585,663	2.4

		Time Deposits: 0.1%
1,000,000	(9)	Royal Bank of Canada, 0.040%, 10/01/2021	1,000,000	0.0
1,010,000	(9)	Svenska Handelsbanken AB, 0.030%, 10/01/2021	1,010,000	0.1

	Total Time Deposits
	(Cost $2,010,000)		2,010,000	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.3%
40,388,352	(9),(10)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	40,388,352	3.1
1,072,000	(9),(10)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	1,072,000	0.1
1,072,000	(9),(10)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	1,072,000	0.1
	Total Mutual Funds
	(Cost $42,532,352)		42,532,352	3.3

	Total Short-Term Investments
	(Cost $75,128,015)		75,128,015	5.8

	Total Investments in Securities (Cost $1,089,087,196)		$1,331,050,046	102.6
	Liabilities in Excess of Other Assets		(34,194,575)	(2.6)
	Net Assets		$1,296,855,471	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Preferred Stock may be called prior to convertible date.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2021.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Security, or a portion of the security, is on loan.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2021.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)	Rate shown is the 7-day yield as of September 30, 2021.

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$48,474,473	$5,208,348	$–	$53,682,821
Consumer Discretionary	60,167,024	5,705,008	–	65,872,032
Consumer Staples	35,584,715	8,511,214	–	44,095,929
Energy	57,628,238	–	–	57,628,238
Financials	198,530,643	–	–	198,530,643
Health Care	102,630,527	17,347,601	–	119,978,128
Industrials	102,745,040	–	–	102,745,040
Information Technology	103,053,064	–	–	103,053,064
Materials	26,825,430	–	–	26,825,430
Real Estate	23,630,927	–	–	23,630,927
Utilities	24,140,744	–	–	24,140,744
Total Common Stock	783,410,825	36,772,171	–	820,182,996
Preferred Stock	7,076,725	4,516,050	–	11,592,775
Corporate Bonds/Notes	–	154,955,543	–	154,955,543
Municipal Bonds	–	484,318	–	484,318
Convertible Bonds/Notes	–	106,309,206	–	106,309,206
Structured Notes	–	–	13,873,838	13,873,838
Equity-Linked Notes	–	–	12,427,425	12,427,425
U.S. Government Agency Obligations	–	1,307,326	–	1,307,326
U.S. Treasury Obligations	–	134,788,604	–	134,788,604
Short-Term Investments	42,532,352	32,595,663	–	75,128,015
Total Investments, at fair value	$833,019,902	$471,728,881	$26,301,263	$1,331,050,046
Other Financial Instruments+
Forward Foreign Currency Contracts	–	401,798	–	401,798
Total Assets	$833,019,902	$472,130,679	$26,301,263	$1,331,451,844
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(63,224)	$–	$(63,224)
Total Liabilities	$–	$(63,224)	$–	$(63,224)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30, 2021:

	Equity-Linked Notes*	Structured Products*	Total
Assets:
Beginning balance at December 31, 2020	$11,377,989	$21,388,478	$32,766,467
Purchases	-	-	-
Sales	-	-	-
Accrued discounts/(premiums)	-	(95,803)	(95,803)
Total realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)**	1,049,436	(410,554)	638,882
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	(7,008,283)	(7,008,283)
Ending balance at September 30, 2021	$12,427,425	$13,873,838	$26,301,263

Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of September 30, 2021**	$1,049,436	$(410,554)	$638,882

*	Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Portfolio does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.
**	Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2021 may be due to securities no longer held or categorized as Level 3 at period end.

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 140,522	CAD 178,172	State Street Bank and Trust Co.	10/29/21	$(143)
GBP 219,885	USD 301,363	State Street Bank and Trust Co.	10/29/21	(5,080)
CHF 261,056	USD 282,641	State Street Bank and Trust Co.	10/29/21	(2,349)
USD 139,506	CAD 176,551	State Street Bank and Trust Co.	10/29/21	122
CHF 249,668	USD 270,509	State Street Bank and Trust Co.	10/29/21	(2,443)
USD 259,927	CAD 328,807	State Street Bank and Trust Co.	10/29/21	338
CHF 262,956	USD 285,140	State Street Bank and Trust Co.	10/29/21	(2,807)
CHF 255,284	USD 276,650	State Street Bank and Trust Co.	10/29/21	(2,555)
USD 8,192,437	EUR 6,975,504	State Street Bank and Trust Co.	10/29/21	108,488
USD 19,871,385	GBP 14,537,715	State Street Bank and Trust Co.	10/29/21	282,605
USD 5,225,041	CAD 6,676,558	State Street Bank and Trust Co.	10/29/21	(46,012)
USD 1,115,031	CHF 1,028,964	State Street Bank and Trust Co.	10/29/21	10,245
USD 108,789	CAD 137,677	State Street Bank and Trust Co.	10/29/21	(168)
USD 167,585	EUR 144,597	State Street Bank and Trust Co.	10/29/21	(198)
USD 287,126	GBP 212,962	State Street Bank and Trust Co.	10/29/21	(1,469)
				$338,574

Currency Abbreviations
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,095,493,401.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$253,215,390
Gross Unrealized Depreciation	(17,312,748)
Net Unrealized Appreciation	$235,902,642